Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 28, 2019
Accounting Policies [Abstract]
Summary of Rollforward of Level 3 Warrant Liability and Contingent Consideration

The table below represents a rollforward of the Level 3 warrant liability and contingent consideration:

Contingent Consideration
Balance at December 30, 2017	$5,029
CBS Butler earnout adjustment	(146)
CBS Butler interest accretion	682
KRI deferred consideration	3,531
Clement May earnout	635
Balance at December 29, 2018	$9,731
CBS Butler earnout payment	(3,930)
CBS Butler gain on settlement of earnout	(1,077)
KRI deferred consideration	408
Clement May earnout	(656)
Change in fair value	(537)
Balance at December 28, 2019	$3,939

Schedule of Estimated Useful Life of Property and Equipment

Depreciation and amortization is computed on the straight-line method over the estimated useful lives for each category as follows:

Computers	3-5 years
Computer equipment	3-5 years
Network equipment	3-5 years
Software	3-5 years
Office equipment	3-7 years
Furniture and fixtures	3-7 years
Leasehold improvements	3-5 years